Class K [Member] Average Annual Total Returns - Class K	12 Months Ended	18 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
MSCI All Country World Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.49%	17.19%
Class K Shares
Prospectus [Line Items]
Average Annual Return, Percent	19.55%	18.55%
Performance Inception Date		Jun. 21, 2023
Class K Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	16.42%	16.36%
Performance Inception Date		Jun. 21, 2023
Class K Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	12.33%	13.68%
Performance Inception Date		Jun. 21, 2023